CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Details 4) - Convertible Promissory Note [Member] - Mast Hill Note #1 [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Amount converted | $	$ 46,500
Converion Price Per Share | $ / shares	$ 0.001
Number Shares | shares	46,500,000